Stock Option Plan	12 Months Ended
Dec. 31, 2020
Stock Option Plan
Stock Option Plan

Note 11 - Stock Option Plan

The Company has approved and adopted the 2020 stock option plan, which permits the grant of stock options to its employees, directors and consultants for up to 400,000 shares of common stock. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those options generally vest based on three years of continuous service and have ten-year contractual terms. Certain option and share awards provide for accelerated vesting if there is a change in control, as defined in the plan.

The Company granted 360,000 options under the plan for the year ended December 31, 2020. Compensation cost charged to operations for the plan was $67,070 for the year ended December 31, 2020.

The fair value of each option award is estimated on the date of grant using a Black Scholes option-pricing model. The Company uses historical option exercise and termination data to estimate the expected term the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is calculated using historical dividend amounts and the stock price at the option issue date. The expected volatility is determined using the volatility of peer companies over the last ten years. The Company's underlying stock is not publicly traded but is estimated using valuation methods that consider the valuations in recent equity financings as well as future planned transactions. The Company estimates the volatility of its underlying stock by using an average of the calculated historical volatility of a group of comparable company publicly traded stock.

2020

Expected volatility	52.4% - 70.0%
Expected dividends	0.0%
Expected term (in years)	5.17 - 10
Risk-free rate	0.11% - 0.48%
Fair value of common stock on grant date	$1.25

The summary of activity under the plan as of December 31, 2020, and changes during the year then ended is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
Options	Shares	Exercise Price	Contractual Term	Value

Outstanding at January 1, 2020	—	$—
Granted	360,000	1.28
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2020	360,000	$1.28	9.949	$—

Exercisable at December 31, 2020	131,250	$1.28	9.881	$—

Unamortized stock option expense of $132,722 as of December 31, 2020, will be amortized through 2023.